International Equities Index Fund Expense Example - International Equities Index Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	232
Expense Example, with Redemption, 10 Years	$ 527